Note 25 - Events Subsequent to the Reporting Period (Details Textual)		12 Months Ended
	Dec. 06, 2018 USD ($) $ / shares	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2017 $ / shares
Statement Line Items [Line Items]
Proceeds from convertible loan | $		$ 1,754,291	$ 1,181,993
Bottom of range [member]
Statement Line Items [Line Items]
loan, exercise price per share				$ 0.36
Top of range [member]
Statement Line Items [Line Items]
loan, exercise price per share				$ 0.38
Loans in cash and gold bullion loans [member]
Statement Line Items [Line Items]
Proceeds from convertible loan | $	$ 1,230,799
Borrowings, interest rate	8.00%
Loans in cash and gold bullion loans [member] | Bottom of range [member]
Statement Line Items [Line Items]
loan, exercise price per share	$ 0.27
Loans in cash and gold bullion loans [member] | Top of range [member]
Statement Line Items [Line Items]
loan, exercise price per share	$ 0.34